[Letterhead of Paul, Hastings, Janofsky & Walker LLP]

January 8, 2008

VIA EDGAR CORRESPONDENCE

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	The Gabelli Global Utility & Income Trust (the "Fund")
File Nos. 333-147575 and 811-21529

Ladies and Gentlemen:

On behalf of the Fund, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 that has been marked to show changes from the initial filing on November 21, 2007.

Ms. Laura Hatch of the Commission reviewed the initial filing for the Company.

Please direct any inquiries regarding this filing to the undersigned at (212)318-6877.

Sincerely yours,

/s/ Gary Rawitz, Esq. for PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosure

cc:	Michael R. Rosella, Esq. (w/ enclosures)
Domenick Pugliese, Esq. (w/ enclosures)
Agnes Mullady, Esq. (w/ enclosures)